Quarterly Holdings Report
for

Fidelity® International Discovery Fund

July 31, 2019

IGI-QTLY-0919
1.804822.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
Australia - 2.6%
Bapcor Ltd.	8,926,765	$38,070
CSL Ltd.	524,792	81,890
Inghams Group Ltd.	10,208,543	28,285
Magellan Financial Group Ltd.	1,188,235	49,901
National Storage (REIT) unit	28,702,614	32,159
Pro Medicus Ltd.	236,972	4,948
Rio Tinto Ltd.	4,235	283

TOTAL AUSTRALIA		235,536

Austria - 1.3%
ams AG (a)	509,580	26,889
Erste Group Bank AG	1,734,100	62,273
Wienerberger AG	1,048,200	24,019

TOTAL AUSTRIA		113,181

Bailiwick of Jersey - 0.8%
Experian PLC	2,222,510	67,570
Belgium - 1.0%
KBC Groep NV	1,368,559	88,294
Bermuda - 0.4%
Hiscox Ltd.	1,770,400	36,601
Brazil - 1.1%
BM&F BOVESPA SA	4,216,900	46,618
Notre Dame Intermedica Participacoes SA	4,518,688	51,742

TOTAL BRAZIL		98,360

Canada - 3.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,327,400	81,366
Cenovus Energy, Inc. (Canada)	3,246,400	30,181
Constellation Software, Inc.	93,600	89,053
Dollarama, Inc.	1,031,600	38,222
Suncor Energy, Inc.	1,790,600	51,379

TOTAL CANADA		290,201

Cayman Islands - 2.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	271,800	47,051
Hansoh Pharmaceutical Group Co. Ltd. (b)	1,518,000	4,079
Meituan Dianping Class B	5,941,244	48,042
PagSeguro Digital Ltd. (a)	1,261,400	54,846
Tencent Holdings Ltd.	2,017,700	94,011

TOTAL CAYMAN ISLANDS		248,029

China - 0.7%
AVIC Jonhon OptronicTechnology Co. Ltd.	4,458,320	23,787
Kweichow Moutai Co. Ltd. (A Shares)	105,800	14,841
Shanghai International Airport Co. Ltd. (A Shares)	2,407,300	28,754

TOTAL CHINA		67,382

Denmark - 2.0%
DSV de Sammensluttede Vognmaend A/S	443,400	42,396
Netcompany Group A/S (a)(b)	1,086,034	42,663
ORSTED A/S (b)	729,300	66,618
SimCorp A/S	268,800	24,327

TOTAL DENMARK		176,004

France - 6.0%
Capgemini SA	732,521	93,456
Cegedim SA (a)	493,980	15,202
LVMH Moet Hennessy Louis Vuitton SE	300,067	123,945
Pernod Ricard SA	252,280	44,419
Sartorius Stedim Biotech	311,341	49,872
SR Teleperformance SA	375,031	78,714
VINCI SA	1,307,036	134,447

TOTAL FRANCE		540,055

Germany - 8.9%
adidas AG	418,042	133,996
Akasol AG (a)(b)(c)	279,047	15,041
Allianz SE	383,172	88,899
Delivery Hero AG (a)(b)	220,870	10,655
Deutsche Borse AG	162,382	22,542
Instone Real Estate Group BV (a)(b)	1,001,307	21,327
Linde PLC	372,857	71,716
MTU Aero Engines Holdings AG	380,980	95,525
Nexus AG	596,504	21,131
Rational AG	36,271	24,734
Rheinmetall AG	299,395	34,270
SAP SE	1,590,447	194,410
Vonovia SE	1,345,254	65,912

TOTAL GERMANY		800,158

Hong Kong - 2.6%
AIA Group Ltd.	15,971,800	163,484
Techtronic Industries Co. Ltd.	9,033,000	67,175

TOTAL HONG KONG		230,659

India - 4.9%
Avenue Supermarts Ltd. (a)(b)	595,148	12,769
Axis Bank Ltd.	3,092,700	30,144
HDFC Bank Ltd.	1,745,291	56,856
HDFC Bank Ltd. sponsored ADR	931,884	107,148
Housing Development Finance Corp. Ltd.	4,636,915	142,372
Larsen & Toubro Ltd.	841,300	16,876
Reliance Industries Ltd.	1,901,400	32,011
Sunteck Realty Ltd. (a)	3,562,919	20,260
TCNS Clothing Co. Ltd. (a)(b)	2,290,991	24,217

TOTAL INDIA		442,653

Indonesia - 0.5%
PT Bank Central Asia Tbk	9,425,600	20,693
PT Bank Rakyat Indonesia Tbk	65,580,700	20,781

TOTAL INDONESIA		41,474

Ireland - 1.8%
Cairn Homes PLC (a)	24,108,463	28,343
Dalata Hotel Group PLC	3,674,407	18,914
DCC PLC (United Kingdom)	234,000	19,812
Kerry Group PLC Class A	798,900	93,214

TOTAL IRELAND		160,283

Italy - 0.9%
Recordati SpA	1,798,000	80,670
Japan - 13.5%
Daiichi Sankyo Kabushiki Kaisha	87,938	5,344
Fanuc Corp.	429,800	76,387
Hoya Corp.	2,118,400	163,665
Kao Corp.	552,200	40,300
Keyence Corp.	232,320	134,814
Lasertec Corp.	345,700	16,746
Minebea Mitsumi, Inc.	3,067,500	52,355
Misumi Group, Inc.	1,123,800	25,556
MonotaRO Co. Ltd.	1,483,600	32,675
Nidec Corp.	346,800	46,908
Nintendo Co. Ltd.	128,400	47,237
Oracle Corp. Japan	87,600	7,311
ORIX Corp.	8,408,400	120,689
Persol Holdings Co., Ltd.	1,708,500	41,727
Recruit Holdings Co. Ltd.	1,416,200	47,956
Relo Group, Inc.	2,914,200	77,710
Shimadzu Corp.	879,000	21,314
Shiseido Co. Ltd.	386,100	28,411
SMC Corp.	226,400	82,952
SoftBank Corp.	2,006,700	102,458
Terumo Corp.	1,385,500	40,325

TOTAL JAPAN		1,212,840

Malta - 0.1%
Kambi Group PLC (a)	654,727	8,403
Netherlands - 5.9%
Adyen BV (a)(b)	21,329	16,221
Airbus Group NV	554,084	78,326
ASML Holding NV (Netherlands)	646,900	144,145
Basic-Fit NV (a)(b)	890,900	28,157
IMCD Group BV	536,445	47,448
NXP Semiconductors NV	284,100	29,373
Unilever NV	3,130,932	181,480
Van Lanschot NV (Bearer)	103,652	2,130

TOTAL NETHERLANDS		527,280

New Zealand - 1.7%
EBOS Group Ltd.	3,447,413	56,381
Fisher & Paykel Healthcare Corp.	3,781,588	40,761
Ryman Healthcare Group Ltd.	6,716,532	56,632

TOTAL NEW ZEALAND		153,774

Norway - 2.2%
Adevinta ASA:
Class A (a)	2,544,500	28,557
Class B	731,300	8,133
Equinor ASA	5,538,477	99,366
Schibsted ASA (A Shares)	2,344,300	63,367

TOTAL NORWAY		199,423

South Africa - 1.0%
Clicks Group Ltd.	1,673,700	23,771
Naspers Ltd. Class N	272,400	66,400

TOTAL SOUTH AFRICA		90,171

Spain - 1.3%
Cellnex Telecom SA (b)	1,244,600	46,693
Masmovil Ibercom SA (a)	3,194,740	72,500

TOTAL SPAIN		119,193

Sweden - 2.8%
ASSA ABLOY AB (B Shares)	2,157,600	49,489
Indutrade AB	2,469,800	70,148
Securitas AB (B Shares)	2,256,400	35,033
Telefonaktiebolaget LM Ericsson (B Shares)	10,794,600	94,445

TOTAL SWEDEN		249,115

Switzerland - 11.6%
Alcon, Inc. (a)	923,320	53,846
Forbo Holding AG (Reg.)	19,856	31,025
Kaba Holding AG (B Shares) (Reg.)	40,849	29,983
Lonza Group AG	281,971	96,764
Medacta Group SA (b)	98,100	8,581
Nestle SA (Reg. S)	3,241,150	343,846
Partners Group Holding AG	104,288	83,279
Roche Holding AG (participation certificate)	864,768	231,468
Schindler Holding AG (participation certificate)	167,447	38,758
Sika AG	506,160	73,286
Swiss Re Ltd.	563,050	54,666

TOTAL SWITZERLAND		1,045,502

United Kingdom - 13.8%
Anglo American PLC (United Kingdom)	1,044,083	25,889
AstraZeneca PLC (United Kingdom)	1,903,391	164,441
Beazley PLC	6,709,900	47,042
BHP Billiton PLC	1,524,704	36,354
Big Yellow Group PLC	2,514,300	30,240
BP PLC	34,534,751	228,508
Bunzl PLC	3,125,567	81,722
Compass Group PLC	2,394,465	60,581
Cranswick PLC	277,496	8,983
Dechra Pharmaceuticals PLC	1,334,376	47,806
Diageo PLC	3,444,974	143,656
Fever-Tree Drinks PLC	264,208	7,506
HomeServe PLC	3,110,600	43,162
John David Group PLC	4,484,400	35,437
JTC PLC (b)	4,771,300	20,511
Keywords Studios PLC	1,163,400	23,528
Lloyds Banking Group PLC	8,974,502	5,805
London Stock Exchange Group PLC	864,436	69,655
Network International Holdings PLC (b)	2,256,700	16,823
Ocado Group PLC (a)	2,184,502	33,088
Prudential PLC	2,211,336	45,497
Rio Tinto PLC	463,772	26,190
Rotork PLC	8,006,228	30,037
Trainline PLC (b)	1,952,700	10,164

TOTAL UNITED KINGDOM		1,242,625

United States of America - 2.8%
Marsh & McLennan Companies, Inc.	503,300	49,726
MasterCard, Inc. Class A	364,000	99,106
Visa, Inc. Class A	560,800	99,822

TOTAL UNITED STATES OF AMERICA		248,654

TOTAL COMMON STOCKS
(Cost $7,165,793)		8,814,090

Money Market Funds - 1.0%
Fidelity Cash Central Fund 2.43% (d)	86,763,841	86,781
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	802,958	803
TOTAL MONEY MARKET FUNDS
(Cost $87,584)		87,584
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $7,253,377)		8,901,674
NET OTHER ASSETS (LIABILITIES) - 0.8%		74,348
NET ASSETS - 100%		$8,976,022

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $344,519,000 or 3.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$6,981
Fidelity Securities Lending Cash Central Fund	1,911
Total	$8,892

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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